CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2012	Dec. 31, 2011
Current Assets:
Cash	$ 20,702	$ 1,519
Accounts receivable	59,663	276,954
Inventory	176,030	180,638
Prepaid expenses	2,250	2,250
Total current assets	258,645	461,361
Property and equipment, net	12,810	16,310
Deposits	18,365	18,365
Total assets	289,820	496,036
Current liabilities:
Accounts payable and accrued liabilities	6,647,213	6,564,585
Bank overdraft	87,853	173,262
Due to related parties	605,783	615,783
Customer deposits	4,895	4,895
Notes payables, current portion including related parties	1,115,287	1,145,892
Total current liabilities	8,461,031	8,504,417
Notes payable, long term	0	0
Total liabilities	8,461,031	8,504,417
Commitments and contingencies	0	0
Stockholders' Deficit
Preferred stock, $0.001 par value; 20,000,000 authorized, Series 'A' 22,034 shares outstanding	22	22
Preferred stock, $0.001 par value; 20,000,000 authorized, Series 'C' 91,259 and 91,887 shares issued and outstanding	92	92
Common stock, $0.001 par value, voting, 480,000,000 shares authorized, 26,946,496 and 25,992,486 issued and outstanding	27,004	26,788
Additional paid-in capital	16,582,026	16,546,092
Accumulated deficit	(24,736,881)	(24,544,723)
Total Arrayit Corp's Stockholders' Equity (Deficit)	(8,127,737)	(7,971,729)
Total Non-controlling interests	(43,474)	(36,652)
Total stockholders' deficit	(8,171,211)	(8,008,381)
Total liabilities and stockholders' deficit	$ 289,820	$ 496,036